Accounts receivable, net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Credit Loss [Abstract]
Accounts receivable	$ 5,220,672	¥ 37,723,534	¥ 26,612,573
Less: allowance for doubtful accounts			(8,487,562)
Accounts receivable, net	$ 5,220,672	¥ 37,723,534	¥ 18,125,011